Statement of Net Asset Available for Benefit - EBP 005 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 698,043,938	$ 607,304,480
Receivables:
Employer contribution receivable	5,211,385	4,879,373
Participant contributions receivable	617,058	644,314
Notes receivable from participants	12,530,695	10,958,327
Total Receivables	18,359,138	16,482,014
Total Assets	716,403,076	623,786,494
Liabilities
Accrued expenses	89,500	288,142
Excess contributions payable	3,985	8,174
Total Liabilities	93,485	296,316
Net Assets Available for Benefits	$ 716,309,591	$ 623,490,178